Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and equipment, gross		$ 7,600,360	$ 9,136,030
Less accumulated depreciation	$ (1,790,105)	(1,268,288)	(1,693,407)
Less building classified as available for sale		(4,005,516)	(4,611,248)
Property and equipment	1,972,522	2,356,556	2,831,375
Furniture and Fixtures [Member]
Property and equipment, gross	3,762,628	3,594,844	172,663
Computer equipment [Member]
Property and equipment, gross	98,735	89,359	156,283
Internal use software [Member]
Property and equipment, gross	570,645	570,645	608,949
Manufacturing equipment [Member]
Property and equipment, gross	2,062,703	1,927,974	3,325,525
Leasehold improvements [Member]
Property and equipment, gross	$ 814,157	767,418	0
Building [Member]
Property and equipment, gross		4,005,516	4,611,248
Vehicles [Member]
Property and equipment, gross		$ 89,359	$ 261,362